Goodwill and other intangible assets - Fair value (Details) - IHS Latam tower businesses	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Discount rate	11.00%	10.10%
Period of gross margin	10 years